Note 21 - Income Taxes - Losses Available for Carryforward (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Total deferred tax asset	$ 96,405	$ 38,560
Unused tax losses [member]
Statement Line Items [Line Items]
Total deferred tax asset	138,372
Unused tax losses [member] | Later than ten years and not later than eleven years [member]
Statement Line Items [Line Items]
Total deferred tax asset
Unused tax losses [member] | Later than eleven years and not later than twelve years [member]
Statement Line Items [Line Items]
Total deferred tax asset
Unused tax losses [member] | Later than twelve years [member]
Statement Line Items [Line Items]
Total deferred tax asset	$ 138,372